CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Net income including noncontrolling interest	$ 973.6	$ 701.3	$ 463.3
Foreign currency translation adjustments
Foreign currency translation	(240.0)	4.8	34.0
Gain (loss) on net investment hedges	(11.4)	9.8	(9.5)
Total foreign currency translation adjustments	(251.4)	14.6	24.5
Derivatives and hedging instruments	7.0	(0.1)	(10.2)
Pension and postretirement benefits
Current period net actuarial income (loss)	337.2	(184.0)	(113.2)
Pension and postretirement prior period service costs and benefits adjustments	(1.0)	21.8	2.6
Amortization of net actuarial loss and prior service costs included in net periodic pension and postretirement costs	46.7	31.0	23.3
Total pension and postretirement benefits	382.9	(131.2)	(87.3)
Subtotal	138.5	(116.7)	(73.0)
Total comprehensive income, including noncontrolling interest	1,112.1	584.6	390.3
Less: Comprehensive income (loss) attributable to noncontrolling interest	(10.2)	(4.2)	0.8
Comprehensive income attributable to Ecolab	$ 1,122.3	$ 588.8	$ 389.5